INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Note 9. INCOME TAXES

The Company’s income tax expense at June 30, 2012 and 2011was $0 as follows:

	June 30, 2012	June 30, 2011

Income tax benefit consists of:
Current	$-	$-
Deferred	-	-
Provision (benefit) for income taxes	$-	$-

Reconciliation of the Federal statutory income tax rate to the Company's effective tax rate is as follows:
	June 30, 2012	June 30, 2011

Taxes computed at federal rate (35%)	$(173,000)	$(129,000)
State taxes, net of federal income tax benefit	(21,000)	(15,000)
Noncash Compensation	101,000	-
Other permanent differences	44,000	10,000
Increase (decrease) in deferred tax asset valuation allowance	49,000	134,000
Provision (benefit) for income taxes	$-	$-

	June 30, 2012	June 30, 2011
Deferred tax assets:
Net operating loss carryforward	$205,000	$293,000
Stock options	124,000	-
Bad debt	37,000	24,000
Less: Valuation allowance	(366,000)	(317,000)
Net deferred taxes	$-	$-

The Company has increased its deferred tax asset and valuation allowance accounts by approximately $49,000 at June 30, 2012.This change has no effect on the Company’s net tax provision. The Company files its returns on a calendar basis, and as of December 3, 2011 and 2010, the Company has an unused net operating loss carry forward of approximately $1,039,000 and $510,000 available to offset future taxable income. Management has determined that a full valuation allowance is appropriate since it is more “likely than not” that the deferred tax assets will be realized. Pursuant to IRS Section 382 the Company’s net operating losses may be limited in the event of certain changes in ownership.

The Company has recorded a valuation allowance that fully offsets deferred tax assets arising from net operating loss carryforwards because the likelihood of the realization of the benefit cannot be established. The Internal Revenue Code contains provisions that may limit the net operating loss carryforwards available if significant changes in stockholder ownership of the Company occur.